PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments to suppliers	¥ 12,820	$ 1,970	¥ 16,414
Prepaid rental expense	11,924	1,833	10,735
Staff advances	1,762	271	1,684
Deposits	10,411	1,600	7,625
Prepaid business tax, VAT and other surcharges	1,528	235	8,083
Other receivables	2,126	327	976
Prepaid Expense and Other Assets, Current	¥ 40,571	$ 6,236	¥ 45,517